Condensed Combined and Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Current assets:
Cash	$ 123,530,132	$ 6,985,089
Prepaid expenses	44,423	2,632,044	$ 113,170
Income tax receivable		48,876
Value-added tax receivable	2,995,527	2,912,809
Total current assets	126,570,082	12,578,818	113,170
Property and equipment, net	49,339	54,108
Deferred initial public offering costs		1,195,053
Total assets	126,619,421	13,827,979	113,170
Current liabilities:
Accounts payable	2,810,351	207,524	1,135,865
Accrued expenses	8,705,184	6,224,566	474,020
Due to Roivant Sciences Ltd.	3,133,866	58,556
Income tax payable	105,808
Total liabilities	14,755,209	6,490,646	1,609,885
Commitments and contingencies (Note 10)
Equity:
Common shares, value	5,466	3,859
Common shares subscribed		(3,668)
Additional paid-in capital	182,680,005	31,829,502
Net parent investment			(1,657,695)
Accumulated other comprehensive (loss) income	(146,551)	345,513	160,980
Accumulated deficit	(70,674,709)	(24,837,873)
Total equity	111,864,212	7,337,333	(1,496,715)
Total liabilities and equity	126,619,421	$ 13,827,979	$ 113,170
Series A Preferred Stock [Member]
Equity:
Preferred stock	1
Total equity	$ 1